Income Taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
Book Income (Loss)	$ 1,236,710	$ (2,072,035)
Depreciation	(230)	125
Meals and entertainment	95	(1,060)
Non-deductible non-cash charges	(1,012,945)	1,924,670
Valuation Allowance	(223,630)	148,300
Income tax expense